Voya Retirement Moderate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
2,220,302	Voya Emerging Markets Index Portfolio - Class I	$26,976,666	3.0
3,979,207	Voya International Index Portfolio - Class I	44,606,907	4.9
2,604,810	Voya RussellTM Mid Cap Index Portfolio - Class I	35,581,706	4.0
7,620,341	Voya Short Term Bond Fund - Class R6	73,002,868	8.1
40,854,317	Voya U.S. Bond Index Portfolio - Class I	411,811,518	45.6
14,947,768	Voya U.S. Stock Index Portfolio - Class I	311,660,968	34.5

	Total Mutual Funds
	(Cost $860,115,607)	903,640,633	100.1

	Liabilities in Excess of Other Assets	(482,240)	(0.1)
	Net Assets	$903,158,393	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Mutual Funds	$903,640,633	$–	$–	$903,640,633
Total Investments, at fair value	$903,640,633	$–	$–	$903,640,633

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$28,178,572	$2,028,979	$(867,603)	$(2,363,282)	$26,976,666	$-	$181,591	$-
Voya International Index Portfolio - Class I	48,373,296	1,306,002	(1,502,691)	(3,569,700)	44,606,907	-	245,964	-
Voya RussellTM Mid Cap Index Portfolio - Class I	39,191,704	83,483	(1,264,805)	(2,428,676)	35,581,706	-	134,119	-
Voya Short Term Bond Fund - Class R6	78,045,580	407,814	(3,203,603)	(2,246,923)	73,002,868	285,170	(80,280)	-
Voya U.S. Bond Index Portfolio - Class I	439,600,632	14,924,444	(16,379,978)	(26,333,580)	411,811,518	1,672,738	(642,091)	-
Voya U.S. Stock Index Portfolio - Class I	355,380,105	536,553	(21,251,142)	(23,004,548)	311,660,968	-	6,460,291	-
	$988,769,889	$19,287,275	$(44,469,822)	$(59,946,709)	$903,640,633	$1,957,908	$6,299,594	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $870,731,766.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$76,350,237
Gross Unrealized Depreciation	(43,441,370)
Net Unrealized Appreciation	$32,908,867